CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Statements of Comprehensive Loss
Net loss	$ (1,581)	$ (3,534)	$ (5,369)	$ (9,689)	$ (11,387)	$ (46,214)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	1	1		(6)		4
Other comprehensive income (loss), net of tax	1	1		(6)		4
Comprehensive loss	$ (1,580)	$ (3,533)	$ (5,369)	$ (9,695)	$ (11,387)	$ (46,210)